Intangible assets, Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in intangible assets [Abstract]
Beginning balance	R$ 553,832	R$ 607,125	R$ 650,358
Additions	37,890	(8,503)	(28,391)
Write-offs	(731)
Impairment	(2,753)	(44,790)	(14,842)
Transfer			0
Ending balance	588,238	553,832	607,125
Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	668,105	705,382	721,312
Additions	53,142	7,513	6,683
Write-offs	(915)
Impairment	(2,753)	(44,790)	(14,842)
Transfer			(7,771)
Ending balance	720,332	668,105	705,382
Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	(132,094)
Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(114,273)	(98,257)	(70,954)
Additions	(15,252)	(16,016)	(35,074)
Write-offs	184
Impairment	0	0	0
Transfer			7,771
Ending balance	(129,341)	(114,273)	(98,257)
Cost, Net [Member]
Changes in intangible assets [Abstract]
Ending balance	717,579
Software [Member]
Changes in intangible assets [Abstract]
Beginning balance	9,794
Ending balance	28,232	9,794
Software [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	22,893	15,380	15,329
Additions	26,879	7,513	50
Write-offs	(915)
Impairment	0	0	0
Transfer			1
Ending balance	48,857	22,893	15,380
Software [Member] | Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	(20,625)
Software [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(13,099)	(9,940)	(8,594)
Additions	(7,710)	(3,159)	(1,351)
Write-offs	184
Impairment	0	0	0
Transfer			5
Ending balance	(20,625)	(13,099)	(9,940)
Other Intangible Assets [Member]
Changes in intangible assets [Abstract]
Beginning balance	13,983
Ending balance	38,050	13,983
Other Intangible Assets [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	20,621	20,621	13,456
Additions	24,067	0	6,633
Write-offs	0
Impairment	0	0	0
Transfer			532
Ending balance	44,688	20,621	20,621
Other Intangible Assets [Member] | Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	(6,638)
Other Intangible Assets [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(6,638)	(6,638)	0
Additions	0	0	(6,633)
Write-offs	0
Impairment	0	0	0
Transfer			(5)
Ending balance	(6,638)	(6,638)	(6,638)
Customer Relationship [Member]
Changes in intangible assets [Abstract]
Beginning balance	36,154
Ending balance	30,808	36,154
Customer Relationship [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	130,690	130,690	139,838
Additions	2,196	0	0
Write-offs	0
Impairment	0	0	0
Transfer			(9,148)
Ending balance	132,886	130,690	130,690
Customer Relationship [Member] | Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	(102,078)
Customer Relationship [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(94,536)	(81,679)	(62,360)
Additions	(7,542)	(12,857)	(27,090)
Write-offs	0
Impairment	0	0	0
Transfer			7,771
Ending balance	(102,078)	(94,536)	(81,679)
Projects in Progress [Member]
Changes in intangible assets [Abstract]
Beginning balance	24,705
Ending balance	24,705	24,705
Projects in Progress [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	24,705	24,705	23,861
Additions	0	0	0
Write-offs	0
Impairment	0	0	0
Transfer			844
Ending balance	24,705	24,705	24,705
Projects in Progress [Member] | Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	0
Goodwill on Acquisitions [Member]
Changes in intangible assets [Abstract]
Beginning balance	469,196
Ending balance	466,443	469,196
Goodwill on Acquisitions [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	469,196	513,986	528,828
Additions	0	0	0
Write-offs	0
Transfer			0
Ending balance	469,196	469,196	513,986
Goodwill on Acquisitions [Member] | Accumulated Amortization / Impairment [Member]
Changes in intangible assets [Abstract]
Ending balance	(2,753)
Goodwill on Acquisitions [Member] | Impairment [Member]
Changes in intangible assets [Abstract]
Impairment	(2,753)	R$ (44,790)	R$ (14,842)
Goodwill on Acquisitions [Member] | Cost, Net [Member]
Changes in intangible assets [Abstract]
Ending balance	R$ 466,443